As filed with the Securities and Exchange Commission on February 22, 2011

Securities Act File No. 333-61973
Investment Company Act File No. 811-08977

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 23	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 25	[X]

Genworth Financial Asset Management Funds
(formerly GE Private Asset Management Funds)
(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523
(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
(Registrant’s Telephone Numbers, Including Area Code)

Simi K. Gill
Secretary
Genworth Financial Asset Management Funds
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523
 (Name and Address of Agent for Service)

With copy to:
Mike O’Hare
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No.23 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 22 on Form N-1A filed January 31, 2011.  This PEA No. 23 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 22 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pleasant Hill, State of California on the 18th day of February, 2011.

GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS

By: /s/ Carrie E. Hansen
Carrie E. Hansen
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Carrie E. Hansen	President	February 18, 2011
Carrie E. Hansen

* Starr E. Frohlich	Vice President & Treasurer	February 18, 2011
Starr E. Frohlich

* Gurinder S. Ahluwalia	Trustee	February 18, 2011
Gurinder S. Ahluwalia

* John A. Fibiger	Trustee	February 18, 2011
John A. Fibiger

* Dwight M. Jaffee	Trustee	February 18, 2011
Dwight M. Jaffee

* Douglas A. Paul	Trustee	February 18, 2011
Douglas A. Paul

* By: /s/ Simi K. Gill
Simi K. Gill, Secretary

Executed by Simi K. Gill on behalf of those indicated pursuant to Power of Attorney filed herewith.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE